Non-Current Assets - Right-of-Use Assets - Schedule of Non-Current Assets - Right-of-Use Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Non-Current Assets - Right-of-Use Assets [Line Items]
Right-of-use assets	$ 435,497	$ 232,868	$ 460,300
Land and buildings - right-of-use [Member]
Schedule of Non-Current Assets - Right-of-Use Assets [Line Items]
Right-of-use assets	435,497	188,570	379,523
Motor vehicles - right-of-use [Member]
Schedule of Non-Current Assets - Right-of-Use Assets [Line Items]
Right-of-use assets		$ 44,298	$ 80,777